ALLOWANCE FOR LOAN AND LEASE LOSSES - Allowance for Loan and Lease Losses on Covered Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$ 45,190	$ 42,835
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	45,190	42,835	16,493	0
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	19,136	19,160
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	19,136	19,160
Real estate-commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	22,918	21,930
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	22,918	21,930
Real estate-residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	2,599	1,396
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	2,599	1,396
Installment
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	537	349
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	$ 537	$ 349